                                                               [LOGO OF MetLife]

May 3, 2018

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Paragon Separate Account D
     File Nos. 333-133672/811-08385
     (Individual Variable Life)
     Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account D (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus Supplement dated April 30, 2018 to the Prospectus dated May 1, 2006 as previously supplemented, and the Supplement dated April 30, 2018 to the Statement of Additional Information ("SAI") dated May 1, 2006 being used for certain variable universal life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph
(c) of Rule 497 do not differ from the Supplements contained in the Registration Statement filed electronically with the Securities and Exchange Commission on April 30, 2018.

If you have any questions, please contact me at (212) 578-9631.

Sincerely,

/s/ Heather Harker

Heather Harker
Assistant General Counsel
Metropolitan Life Insurance Company